24. Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Components of other income and other expenses
	2013	2012
Income
Income from investment in CFSG Partners	$287,252	$ 149,715

Expenses
Marketing	$321,586	$ 284,641
State deposit tax	532,592	516,348
Amortization of tax credit investments	473,842	1,175,177
ATM fees	401,147	363,478
Telephone	358,801	338,239